Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Gabelli Dividend Growth Fund
Entity Central Index Key	0001086884
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000002889
Shareholder Report [Line Items]
Fund Name	The Gabelli Dividend Growth Fund
Class Name	Class AAA
Trading Symbol	GABBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Dividend Growth Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/GABBX/. You can also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GABBX/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Dividend Growth Fund - Class AAA	$103	2.01%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	2.01%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six months ended June 30, 2026, The Gabelli Dividend Growth Fund underperformed its broad-based and comparative benchmarks the S&P 500, MSCI USA High Dividend Yield, and Lipper Large Cap Value Fund Indices. Earnings strength more than trumped a handful of economic and market concerns, including the Iran conflict and higher oil prices, a weak consumer, a strengthening US dollar, and a material flattening of the yield curve. Contributors included Moderna, Inc., Hewlett Packard Enterprise Co., and Merck & Co, Inc. Detractors included Toyota Motor Corp., Fidelity National Information Services, and HubSpot, Inc.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	The Gabelli Dividend Growth Fund - Class AAA	S&P 500 Index	MSCI USA High Dividend Yield Index	Lipper Large Cap Value Fund Index
06/16	10,000	10,000	10,000	10,000
06/17	11,689	11,790	11,308	11,798
06/18	12,273	13,484	12,403	12,889
06/19	13,034	14,889	13,784	13,838
06/20	12,169	16,007	13,296	13,027
06/21	17,234	22,537	17,104	18,784
06/22	15,130	20,143	16,961	17,362
06/23	16,600	24,090	18,038	19,782
06/24	18,033	30,006	20,328	23,525
06/25	20,332	34,555	22,406	26,851
06/26	23,880	42,268	26,670	32,898

Average Annual Return [Table Text Block]
Table Summary
	6 months	1 Year	5 Year	10 Year
The Gabelli Dividend Growth Fund - Class AAA	7.30%	17.45%	6.74%	9.09%
S&P 500 Index	10.21%	22.32%	13.41%	15.51%
MSCI USA High Dividend Yield Index	11.51%	19.03%	9.29%	10.31%
Lipper Large Cap Value Fund Index	11.23%	22.52%	11.86%	12.65%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 21,825,183
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 56,669
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$21,825,183 Number of Portfolio Holdings59 Portfolio Turnover Rate23% Management Fees$56,669
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	96.3%
U.S. Government Obligations	3.1%
Other Assets and Liabilities (Net)	0.6%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Financial Services	13.9%
Health Care	12.9%
Diversified Industrial	9.8%
Energy	8.7%
Retail	7.5%
Business Services	6.1%
Food and Beverage	6.0%
Computer Software and Services	5.5%
Other Industry sectors	29.0%
Other Assets and Liabilities (Net)	0.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Merck & Co. Inc.	5.3%
Amazon.com Inc.	4.2%
Alphabet Inc.	3.2%
Citigroup Inc.	3.2%
The PNC Financial Services Group Inc.	3.2%
Mondelez International Inc.	2.9%
Belden Inc.	2.6%
American International Group Inc.	2.6%
The Cigna Group	2.5%
PPL Corp.	2.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GABBX/
C000002891
Shareholder Report [Line Items]
Fund Name	The Gabelli Dividend Growth Fund
Class Name	Class C
Trading Symbol	GBCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Dividend Growth Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/GBCCX/. You can also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GBCCX/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Dividend Growth Fund - Class C	$142	2.76%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	2.76%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six months ended June 30, 2026, The Gabelli Dividend Growth Fund underperformed its broad-based and comparative benchmarks the S&P 500, MSCI USA High Dividend Yield, and Lipper Large Cap Value Fund Indices. Earnings strength more than trumped a handful of economic and market concerns, including the Iran conflict and higher oil prices, a weak consumer, a strengthening US dollar, and a material flattening of the yield curve. Contributors included Moderna, Inc., Hewlett Packard Enterprise Co., and Merck & Co, Inc. Detractors included Toyota Motor Corp., Fidelity National Information Services, and HubSpot, Inc.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	The Gabelli Dividend Growth Fund - Class C	The Gabelli Dividend Growth Fund - Class C (includes sales charge)	S&P 500 Index	MSCI USA High Dividend Yield Index	Lipper Large Cap Value Fund Index
06/16	10,000	10,000	10,000	10,000	10,000
06/17	11,607	11,607	11,790	11,308	11,798
06/18	12,098	12,098	13,484	12,403	12,889
06/19	12,748	12,748	14,889	13,784	13,838
06/20	11,815	11,815	16,007	13,296	13,027
06/21	16,604	16,604	22,537	17,104	18,784
06/22	14,468	14,468	20,143	16,961	17,362
06/23	15,760	15,760	24,090	18,038	19,782
06/24	16,994	16,994	30,006	20,328	23,525
06/25	19,021	19,021	34,555	22,406	26,851
06/26	22,169	22,169	42,268	26,670	32,898

Average Annual Return [Table Text Block]
Table Summary
	6 months	1 Year	5 Year	10 Year
The Gabelli Dividend Growth Fund - Class C	6.89%	16.55%	5.95%	8.29%
The Gabelli Dividend Growth Fund - Class C (includes sales charge)	5.89%	15.55%	5.95%	8.29%
S&P 500 Index	10.21%	22.32%	13.41%	15.51%
MSCI USA High Dividend Yield Index	11.51%	19.03%	9.29%	10.31%
Lipper Large Cap Value Fund Index	11.23%	22.52%	11.86%	12.65%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 21,825,183
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 56,669
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$21,825,183 Number of Portfolio Holdings59 Portfolio Turnover Rate23% Management Fees$56,669
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	96.3%
U.S. Government Obligations	3.1%
Other Assets and Liabilities (Net)	0.6%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Financial Services	13.9%
Health Care	12.9%
Diversified Industrial	9.8%
Energy	8.7%
Retail	7.5%
Business Services	6.1%
Food and Beverage	6.0%
Computer Software and Services	5.5%
Other Industry sectors	29.0%
Other Assets and Liabilities (Net)	0.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Merck & Co. Inc.	5.3%
Amazon.com Inc.	4.2%
Alphabet Inc.	3.2%
Citigroup Inc.	3.2%
The PNC Financial Services Group Inc.	3.2%
Mondelez International Inc.	2.9%
Belden Inc.	2.6%
American International Group Inc.	2.6%
The Cigna Group	2.5%
PPL Corp.	2.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GBCCX/
C000002887
Shareholder Report [Line Items]
Fund Name	The Gabelli Dividend Growth Fund
Class Name	Class I
Trading Symbol	GBCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Dividend Growth Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/GBCIX/. You can also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GBCIX/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Dividend Growth Fund - Class I	$52	1.00%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six months ended June 30, 2026, The Gabelli Dividend Growth Fund underperformed its broad-based and comparative benchmarks the S&P 500, MSCI USA High Dividend Yield, and Lipper Large Cap Value Fund Indices. Earnings strength more than trumped a handful of economic and market concerns, including the Iran conflict and higher oil prices, a weak consumer, a strengthening US dollar, and a material flattening of the yield curve. Contributors included Moderna, Inc., Hewlett Packard Enterprise Co., and Merck & Co, Inc. Detractors included Toyota Motor Corp., Fidelity National Information Services, and HubSpot, Inc.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	The Gabelli Dividend Growth Fund - Class I	S&P 500 Index	MSCI USA High Dividend Yield Index	Lipper Large Cap Value Fund Index
06/16	10,000	10,000	10,000	10,000
06/17	11,780	11,790	11,308	11,798
06/18	12,498	13,484	12,403	12,889
06/19	13,410	14,889	13,784	13,838
06/20	12,638	16,007	13,296	13,027
06/21	18,085	22,537	17,104	18,784
06/22	16,036	20,143	16,961	17,362
06/23	17,777	24,090	18,038	19,782
06/24	19,514	30,006	20,328	23,525
06/25	22,219	34,555	22,406	26,851
06/26	26,368	42,268	26,670	32,898

Average Annual Return [Table Text Block]
Table Summary
	6 months	1 Year	5 Year	10 Year
The Gabelli Dividend Growth Fund - Class I	7.84%	18.68%	7.83%	10.18%
S&P 500 Index	10.21%	22.32%	13.41%	15.51%
MSCI USA High Dividend Yield Index	11.51%	19.03%	9.29%	10.31%
Lipper Large Cap Value Fund Index	11.23%	22.52%	11.86%	12.65%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 21,825,183
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 56,669
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$21,825,183 Number of Portfolio Holdings59 Portfolio Turnover Rate23% Management Fees$56,669
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	96.3%
U.S. Government Obligations	3.1%
Other Assets and Liabilities (Net)	0.6%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Financial Services	13.9%
Health Care	12.9%
Diversified Industrial	9.8%
Energy	8.7%
Retail	7.5%
Business Services	6.1%
Food and Beverage	6.0%
Computer Software and Services	5.5%
Other Industry sectors	29.0%
Other Assets and Liabilities (Net)	0.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Merck & Co. Inc.	5.3%
Amazon.com Inc.	4.2%
Alphabet Inc.	3.2%
Citigroup Inc.	3.2%
The PNC Financial Services Group Inc.	3.2%
Mondelez International Inc.	2.9%
Belden Inc.	2.6%
American International Group Inc.	2.6%
The Cigna Group	2.5%
PPL Corp.	2.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GBCIX/
C000002888
Shareholder Report [Line Items]
Fund Name	The Gabelli Dividend Growth Fund
Class Name	Class A
Trading Symbol	GBCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Dividend Growth Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/GBCAX/. You can also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GBCAX/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Dividend Growth Fund - Class A	$103	2.00%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	2.00%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six months ended June 30, 2026, The Gabelli Dividend Growth Fund underperformed its broad-based and comparative benchmarks the S&P 500, MSCI USA High Dividend Yield, and Lipper Large Cap Value Fund Indices. Earnings strength more than trumped a handful of economic and market concerns, including the Iran conflict and higher oil prices, a weak consumer, a strengthening US dollar, and a material flattening of the yield curve. Contributors included Moderna, Inc., Hewlett Packard Enterprise Co., and Merck & Co, Inc. Detractors included Toyota Motor Corp., Fidelity National Information Services, and HubSpot, Inc.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	The Gabelli Dividend Growth Fund - Class A	The Gabelli Dividend Growth Fund - Class A (includes sales charge)	S&P 500 Index	MSCI USA High Dividend Yield Index	Lipper Large Cap Value Fund Index
06/16	10,000	10,000	10,000	10,000	10,000
06/17	11,687	11,015	11,790	11,308	11,798
06/18	12,274	11,568	13,484	12,403	12,889
06/19	13,036	12,286	14,889	13,784	13,838
06/20	12,163	11,463	16,007	13,296	13,027
06/21	17,226	16,235	22,537	17,104	18,784
06/22	15,124	14,254	20,143	16,961	17,362
06/23	16,598	15,644	24,090	18,038	19,782
06/24	18,032	16,996	30,006	20,328	23,525
06/25	20,334	19,165	34,555	22,406	26,851
06/26	23,886	22,513	42,268	26,670	32,898

Average Annual Return [Table Text Block]
Table Summary
	6 months	1 Year	5 Year	10 Year
The Gabelli Dividend Growth Fund - Class A	7.33%	17.47%	6.76%	9.10%
The Gabelli Dividend Growth Fund - Class A (includes sales charge)	1.15%	10.71%	5.50%	8.45%
S&P 500 Index	10.21%	22.32%	13.41%	15.51%
MSCI USA High Dividend Yield Index	11.51%	19.03%	9.29%	10.31%
Lipper Large Cap Value Fund Index	11.23%	22.52%	11.86%	12.65%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 21,825,183
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 56,669
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$21,825,183 Number of Portfolio Holdings59 Portfolio Turnover Rate23% Management Fees$56,669
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	96.3%
U.S. Government Obligations	3.1%
Other Assets and Liabilities (Net)	0.6%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Financial Services	13.9%
Health Care	12.9%
Diversified Industrial	9.8%
Energy	8.7%
Retail	7.5%
Business Services	6.1%
Food and Beverage	6.0%
Computer Software and Services	5.5%
Other Industry sectors	29.0%
Other Assets and Liabilities (Net)	0.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Merck & Co. Inc.	5.3%
Amazon.com Inc.	4.2%
Alphabet Inc.	3.2%
Citigroup Inc.	3.2%
The PNC Financial Services Group Inc.	3.2%
Mondelez International Inc.	2.9%
Belden Inc.	2.6%
American International Group Inc.	2.6%
The Cigna Group	2.5%
PPL Corp.	2.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GBCAX/